Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable Net
(add 000)	2017	2016
Customer receivables	$480,073	$456,508
Other current receivables	9,557	7,668
	489,630	464,176
Less allowances	(2,390)	(6,266)
Total	$487,240	$457,910